Reportable Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The tables below present the Company’s operating segment results of operations for the following periods:

	Three Months Ended March 31, 2022
	Cyber & Engineering	Analytics	Total
Revenues	$17,333	$19,057	$36,390
Segment adjusted gross margin	3,745	8,927	12,672
Segment adjusted gross margin %	22%	47%	35%
Research and development costs excluded from segment adjusted gross margin			(2,105)
Equity-based compensation excluded from segment adjusted gross margin			(700)
Operating expenses:
Selling, general and administrative			22,020
Research and development			2,874
Transaction expenses			1,399

Operating loss			(16,426)
Net decrease in fair value of derivatives			(1,263)
Interest expense			3,555
Other expense			30

Loss before taxes			$(18,748)

	Three Months Ended March 31, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$18,559	$17,011	$35,570
Segment adjusted gross margin	4,209	8,299	12,508
Segment adjusted gross margin %	23%	49%	35%
Research and development costs excluded from segment adjusted gross margin			(2,228)
Operating expenses:
Selling, general and administrative			10,114
Research and development			928

Operating loss			(762)
Interest expense			1,860
Other income			(1)

Loss before taxes			$(2,621)

The tables below present the Company’s operating segment results of operations for the following periods:

	Successor
	Year Ended December 31, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$74,879	$70,699	$145,578
Segment adjusted gross margin	17,480	31,756	49,236
Segment adjusted gross margin %	23%	45%	34%
Research and development costs excluded from segment adjusted gross margin			(8,282)
Equity-based compensation excluded from segment adjusted gross margin			(6,886)
Operating expenses:
Selling, general and administrative			106,507
Research and development			6,033

Operating loss			(78,472)
Net increase in fair value of derivatives			33,353
Loss on extinguishment of debt			2,881
Interest expense			7,762

Loss before taxes			$(122,468)

	Successor
	Period from May 22, 2020 through December 31, 2020
	Cyber & Engineering	Analytics	Total
Revenues	$15,584	$15,968	$31,552
Segment adjusted gross margin	3,570	7,799	11,369
Segment adjusted gross margin %	23%	49%	36%
Research and development costs excluded from segment adjusted gross margin			(2,694)
Operating expenses:
Selling, general and administrative			7,909
Research and development			530
Transaction expenses			10,091

Operating loss			(9,855)
Interest expense			616

Loss before taxes			$(10,471)

Reconciliation of Assets from Segment to Consolidated
The following table presents the assets by segment as of the following periods:

	March 31, 2022				December 31, 2021
	Cyber & Engineering	Analytics	Corporate	Total	Cyber & Engineering	Analytics	Corporate	Total
Total assets	$74,533	$153,231	$44,061	$271,825	$74,808	$154,085	$154,429	$383,322

The following table presents the assets by segment as of the following periods:

	Successor				Successor
	December 31, 2021				December 31, 2020
	Cyber & Engineering	Analytics	Corporate	Total	Cyber & Engineering	Analytics	Corporate	Total
Total assets	$74,808	$154,085	$154,429	$383,322	$73,225	$143,978	$1,162	$218,365